Leases - Operating (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Lease Commitments
Deferred rent	$ 1,180,874		$ 1,124,702	$ 741,167
Rent expense	3,505,955	$ 2,351,566	10,281,541	$ 6,393,522
Minimum annual lease commitments under noncancelable leases
2021	16,547,233		12,291,753
2022	11,746,784		7,811,982
2023	9,823,064		5,632,124
2024	8,316,930		4,492,642
2025	6,390,029		3,082,588
Thereafter	17,668,659		4,036,732
Lease commitments	70,492,699		$ 37,347,821
Minimum sublease rentals	$ 2,712,886